UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-3481

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	11/30/05

P:\Edgar Filings\Pending\918\NCSRA-918-2-2006\formncsr918.DOC

FORM N-CSR

Item 1.	Reports to Stockholders.

General Municipal
Money Market Fund

ANNUAL REPORT November 30, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
27	Financial Highlights
30	Notes to Financial Statements
36	Report of Independent Registered
Public Accounting Firm
37	Important Tax Information
38	Information About the Review and Approval
of the Fund’s Management Agreement
43	Board Members Information
45	Officers of the Fund
FOR MORE INFORMATION

Back Cover

General Municipal
Money Market Fund

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for General Municipal Money Market Fund, covering the 12-month period from December

1, 2004, through November 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Colleen Meehan.

The U.S. economy demonstrated remarkable resiliency over the past year, expanding at a steady pace despite the headwinds of soaring energy prices, higher interest rates and the dislocations caused by the Gulf Coast hurricanes. As short-term interest rates climbed, so too have yields of tax-exempt money market instruments, offering investors incrementally higher yields as compared to yields at the start of the reporting period.

As the end of 2005 approaches, the U.S. economy and financial markets may be reaching an inflection point. Investors’ reactions to a change in leadership at the Federal Reserve Board and the effects of higher fuel prices on the rate of inflation may set the tone for the financial markets in 2006.As always, we encourage you to discuss these and other market forces with your financial advisor.

Thank you for your continued confidence and support.

The Dreyfus Corporation December 15, 2005
2

DISCUSSION OF FUND PERFORMANCE

Colleen Meehan, Senior Portfolio Manager

How did General Municipal Money Market Fund perform during the period?

For the 12-month period ended November 30, 2005, the fund produced yields of 1.75% for Class A shares and 1.37% for Class B shares. Taking into account the effects of compounding, the fund’s Class A and Class B shares also produced effective yields of 1.76% and 1.37%, respectively. From their inception on March 22, 2005, through the end of the annual reporting period on November 30, 2005, the fund’s E*TRADE Class shares produced an annualized yield of 1.59% and an annualized effective yield of 1.60% .1

The fund’s yield continued to climb along with short-term interest rates as the Federal Reserve Board (the “Fed”) maintained its efforts to forestall potential inflationary pressures in the recovering economy.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality, municipal money market instruments from issuers throughout the United States and its territories that provide income exempt from federal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

Despite rising interest rates, spiking energy prices and the dislocations caused along the Gulf Coast by severe hurricanes, the U.S. economy grew at a relatively steady and robust pace over the reporting period, and inflationary pressures remained subdued. In this environment, the Fed continued to move away from its previously accommodative monetary policy, implementing increases in short-term interest rates at each of eight meetings of its Federal Open Market Committee (“FOMC”), which drove the overnight federal funds rate from 2% to 4%. Tax-exempt money market yields rose along with short-term interest rates.

In addition, yields of municipal money market instruments were supported by supply-and-demand factors. Although there was less need among municipalities for short-term borrowing to cover budget shortfalls in the recovering economy, the supply of newly issued municipal money market securities rose to record levels compared to the same period one year earlier. In fact, in the spring of 2005, seasonal factors enabled tax-exempt instruments to temporarily reach yields that were equal to those of taxable money market securities.

In this environment, we continued to focus primarily on municipal securities with maturities of six months or less. This strategy was designed to maintain liquidity and keep funds available for higher-yielding instruments as they became available. However, most money market funds employed a similar strategy, and the industry’s weighted average maturity of 24 days in May was the shortest on record.

4

With demand particularly robust at the short end of the maturity range, yields of variable rate demand notes (“VRDNs”), on which yields are reset daily or weekly, fell to unusually low levels at times during the reporting period. Instead, we found what we believed to be more attractive yields among tax-exempt commercial paper, municipal notes and short-maturity bonds with maturities between one and six months. We attempted to “ladder” the fund’s holdings within this maturity range to protect its yield and ensure that funds would be available for reinvestment as interest rates rose.

What is the fund’s current strategy?

Over the near term, we expect to prepare the fund for technical forces that tend to affect tax-exempt money market instruments at year-end. Over the longer term, recent releases of stronger-than-expected data appear to suggest that the U.S. economy remains on a path of strong and sustainable growth. In addition, despite 12 consecutive rate hikes by the Fed since June 2004, short-term interest rates remain relatively low by historical standards.These factors suggest that the Fed is likely to continue to raise short-term interest rates in early 2006. Accordingly, we have attempted to continue to maintain a laddered portfolio of shorter-term instruments that give the fund the liquidity it needs to capture higher yields as they arise.

December 15, 2005
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Yields provided for the fund’s Class B and E*TRADE Class shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced a yield of 1.31% and an effective yield of 1.32%, and the fund’s E*TRADE Class shares would have produced an annualized yield of 1.53%
and an annualized effective yield of 1.54%.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from June 1, 2005 to November 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2005
	Class A	Class B	E*TRADE Class

Expenses paid per $1,000 †	$ 3.07	$ 5.03	$ 4.98
Ending value (after expenses)	$1,009.90	$1,008.00	$1,008.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2005

	Class A	Class B	E*TRADE Class

Expenses paid per $1,000 †	$ 3.09	$ 5.06	$ 5.01
Ending value (after expenses)	$1,022.01	$1,020.05	$1,020.10

† Expenses are equal to the fund’s annualized expense ratio of .61% for Class A shares, 1.00% for Class B shares and .99% for E*TRADE Class shares; multiplied by the average account value over the period, multiplied by
183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS November 30, 2005
	Principal
Tax Exempt Investments—100.6%	Amount ($)		Value ($)

Alabama—3.3%
Birmingham Industrial Development Board, SWDR
(American Cast Iron Co. Project)
2.85% (LOC; Southtrust Bank)	3,970,000	[a]	3,970,000
Columbia Industrial Development Board, PCR, Refunding
(Alabama Power Co. Project) 3.02%	9,800,000	[a]	9,800,000
The Industrial Development Board of the
City of Fultondale IDR (Melsur Corp. Project)
3.18% (LOC; Amsouth Bank)	3,390,000	[a]	3,390,000
Jefferson County, Sewer Revenue, Refunding
3.07% (Insured; XLCA
and Liquidity Facility; Bank of America)	32,600,000	[a]	32,600,000
Troy Health Care Authority, Sarha Lease Revenue
(Southeast Alabama Rural Health)
3.11% (LOC; Regions Bank)	2,685,000	[a]	2,685,000
Arizona—1.9%
Arizona Transportation Board, Highway Revenue
3.08% (Liquidity Facility; Citibank)	3,365,000	[a,b]	3,365,000
Maricopa County Industrial Development Authority, MFHR
Refunding (San Clemente Apartments Project)
3.12% (Insured; FNMA and Liquidity Facility; FNMA)	8,200,000	[a]	8,200,000
Roaring Fork Municipal Products LLC, Revenue
3.24% (GIC; Trinity Funding Corporation and
Liquidity Facility; Bank of New York)	11,500,000	[a,b]	11,500,000
Salt River Project Agricultural Improvement and
Power District, Electric System Revenues
(Salt River Project) 5.06%, 1/1/2006	7,665,000		7,682,818
Arkansas—.4%
Arkansas Development Finance Authority, MFHR
(Chapelridge of Cabot Housing Project)
3.12% (LOC; Regions Bank)	6,675,000	[a]	6,675,000
California—5.5%
Access to Loans for Learning Student Loan Corporation,
Student Loan Revenue 3.08%
(LOC; State Street Bank and Trust Co.)	10,200,000	[a]	10,200,000
California , RAN 4.50%, 6/30/2006	10,000,000		10,085,037
California Department of Water Resources,
Water and Sewer Revenue, CP
3.21%, 1/12/2006 (LOC: JPMorgan
Chase Bank and Societe Generale)	20,000,000		20,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)
	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

California (continued)
California Housing Finance Agency, Revenue
3% (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	21,200,000	[a]	21,200,000
California Pollution Control Financing Authority, SWDR
(Norcal Waste System Inc. Project)
3.13% (LOC; Comerica Bank)	8,250,000	[a]	8,250,000
FHLMC Multifamily Certificates,
Housing Revenue 3.14% (Insured; FHLMC
and Liquidity Facility; FHLMC)	18,268,376	[a,b]	18,268,376
Colorado—3.9%
Colorado Educational and Cultural Facilities Authority,
Revenue (Vail Mountain School Project)
3.12% (LOC; Key Bank)	5,000,000	[a]	5,000,000
City and County of Denver:
Airport Revenue:
3.12% (Insured; FSA and Liquidity
Facility; Merrill Lynch)	1,340,000	[a,b]	1,340,000
Refunding 3.03% (Insured; MBIA and
Liquidity Facility; Bank One)	30,000,000	[a]	30,000,000
MFHR
3.17% (Liquidity Facility; Merrill Lynch)	5,915,000	[a,b]	5,915,000
Lafayette Exemplatory Improvement District,
Special Assessment Revenue, Refunding
3.07% (LOC; U.S. Bank NA)	3,250,000	[a]	3,250,000
Lakewood Housing Authority, MFHR
(Ridgemoor Apartments Project)
3.12% (Insured; FNMA)	7,750,000	[a]	7,750,000
Southern Ute Indian Tribe of Southern Ute Indian
Reservation, Industrial Revenue 3.15%	10,000,000	[a]	10,000,000
District of Columbia—.3%
District of Columbia Water and Sewer Authority,
Public Utility Revenue (Merlots Program)
3.02% (Insured; FSA and LOC; Wachovia Bank)	5,390,000	[a,b]	5,390,000
Florida—4.4%
Alachua County Health Facilities Authority,
Health Facilities Revenue (Shands Teaching
Hospital and Clinic) 3% (LOC; SunTrust Bank)	4,250,000	[a]	4,250,000
Bay County Housing Finance Authority, SFMR
(Merlots Program) 3.07% (Liquidity Facility; Wachovia
Bank and LOC: FNMA and GNMA)	3,550,000	[a,b]	3,550,000

8

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Florida (continued)
Beacon Tradeport Community Development District,
Special Assessment Revenue 3.09% (Insured; Radian
Bank and Liquidity Facility; Merrill Lynch)	8,250,000	[a,b]	8,250,000
Broward County Health Facilities Authority,
Revenue (John Knox Village Project)
3.11%, (Insured; Radian and
Liquidity Facility; SunTrust Bank)	10,340,000	[a]	10,340,000
Dade County Industrial Development Authority, IDR
(Spectrum Programs Inc. Project)
3.10% (LOC; Bank of America)	395,000	[a]	395,000
Greater Orlando Aviation Authority,
Airport Facilities Revenue 3.03% (Insured; FSA
and Liquidity Facility; SunTrust Bank)	14,100,000	[a]	14,100,000
Gulf Breeze Healthcare Facilities, Revenue
(Heritage Healthcare Project) 3.23% (Liquidity
Facility; AIG SunAmerica Assurance)	3,470,000	[a]	3,470,000
Jacksonville Electric Authority, Electric System Revenue, CP
3.10%, 12/9/2005 (Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	10,000,000		10,000,000
Jacksonville Health Facilities Authority, Health Facilities
Revenue, CP 2.65%, 12/20/2005	10,000,000		10,000,000
Miami-Dade County Industrial Development
Authority, IDR (Tarmac America Project)
3.10% (LOC; Bank of America)	3,200,000	[a]	3,200,000
Orange Country Health Facilities Authority, Revenue
(Presbyterian Retirement Project)
3.10% (LOC; Bank of America)	2,445,000	[a]	2,445,000
Sarasota County Health Facility Authority, Revenue
(Bay Village Project) 3.10% (LOC; Bank of America)	1,300,000	[a]	1,300,000
Georgia—6.7%
Albany-Dougherty County Hospital Authority, Revenue
3.09% (Insured; AMBAC and Liquidity Facility;
Lehman Liquidity LLC)	10,900,000	[a,b]	10,900,000
Atlanta, Airport Revenue, Refunding
3.07% (Insured; MBIA and Liquidity
Facility; Bayerische Landesbank)	10,000,000	[a]	10,000,000
Atlanta Urban Residential Finance Authority, MFHR
(Lindbergh City Center Apartment)
3.11% (LOC; Regions Bank)	5,000,000	[a]	5,000,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)
	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Georgia (continued)
Canton Housing Authority, MFHR
(Alberta Ridgewalk Apartments Project)
3.11% (LOC; Amsouth Bank)	7,500,000	[a]	7,500,000
Columbia County Development Authority, Private
Schools Revenue (Augusta Preparatory Project)
3.10% (LOC; Wachovia Bank)	3,300,000	[a]	3,300,000
Gainesville and Hall County Development Authority,
Revenue (Senior Living Facility-Lanier Village
Estates) 3.03% (Insured; Radian Bank and
Liquidity Facility; ABN-AMRO)	34,200,000	[a]	34,200,000
Jefferson Development Authority, IDR
(Ringwood Containers Project)
3.10% (LOC; Bank of America)	800,000	[a]	800,000
Metropolitan Atlanta Rapid Transit Authority, CP
3.10%, 12/12/2005 (LOC; Dexia Credit Locale)	1,500,000		1,500,000
Roswell Housing Authority, MFHR
(Park Ridge Apartments Project)
3.11% (Insured; FNMA)	8,200,000	[a]	8,200,000
Savannah Economic Development Authority,
Industrial Revenue (Home Depot Project)
3.09% (LOC; SunTrust Bank)	5,000,000	[a]	5,000,000
Savannah Housing Authority, MFHR
(Bradley Pointe Apartments Project)
3.09% (LOC; Key Bank)	3,500,000	[a]	3,500,000
Willacoochee Development Authority, PCR
(Langboard Inc. Project) 3.10% (LOC; SunTrust Bank)	17,000,000	[a]	17,000,000
Hawaii—1.1%
Hawaii Pacific Health, Special Purpose Revenue
(Department of Budget and Finance) 3.08% (Insured;
Radian Bank and Liquidity Facility; Bank of Nova Scotia)	14,500,000	[a]	14,500,000
Hawaii State Department of Budget and Finance, Special
Purpose Revenue 3.12% (Insured; XLCA
and Liquidity Facility; Merrill Lynch)	2,500,000	[a,b]	2,500,000
Idaho—.4%
Idaho Housing and Finance Association, SFMR
2.50%, 2/1/2006	6,250,000		6,250,000

10

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Illinois—7.8%
Chicago O’Hare International Airport:
Special Facility Revenue
(O’Hare Technical Center II Project)
3.14% (LOC; ABN-AMRO)	8,000,000	[a]	8,000,000
Transportation Revenue, CP:
2.85%, 1/18/2006 (LOC: Dexia Credit Locale,
Fortis Bank, Societe Generale and
State Street Bank and Trust Co.)	10,000,000		10,000,000
2.87%, 1/18/2006 (LOC: Dexia Credit Locale,
Fortis Bank, Societe Generale and
State Street Bank and Trust Co.)	20,000,000		20,000,000
Cook County, GO Notes
(Merlots Program) 3.02% (Insured; AMBAC
and Liquidity Facility; Wachovia Bank)	3,575,000	[a,b]	3,575,000
Cook County Community College District
Number 508, COP 8.23%, 1/1/2006 (Insured; FGIC)	3,000,000		3,014,365
Elgin, College and University Revenue (Judson
College Project) 3.25% (LOC; Bank One)	600,000	[a]	600,000
Illinois Development Finance Authority:
IDR:
(Durex Industries Project) 3.14% (LOC; ABN-AMRO)	4,200,000	[a]	4,200,000
(Wisconsin Tool Project) 3.15% (LOC; Bank One)	4,150,000	[a]	4,150,000
SWDR (Waste Management Inc. Project) 3.10%
(LOC; Wachovia Bank)	7,000,000	[a]	7,000,000
Illinois Educational Facilities Authority,
College and University Revenue:
(Augustana College) 3.08% (LOC; ABN-AMRO)	3,500,000	[a]	3,500,000
(Aurora University) 3% (LOC; Fifth Third Bank)	4,000,000	[a]	4,000,000
Illinois Health Facilities Authority, Revenues, CP
(Evanston Hospital Corp.):
2.65%, 12/1/2005	10,000,000		10,000,000
2.87%, 2/9/2006	10,000,000		10,000,000
2.90%, 2/23/2006	15,000,000		15,000,000
Roaring Fork Municipal Products LLC, Revenue:
3.12% (Liquidity Facility; The Bank of New York)	12,375,000	[a,b]	12,375,000
3.19% (Insured; FSA and Liquidity
Facility; The Bank of New York)	10,340,000	[a,b]	10,340,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)
	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Indiana—1.0%
Indiana Finance Authority, Revenue
(Lutheran Child) 3.12% (LOC; National City Bank)	5,500,000	[a]	5,500,000
Indiana Housing Finance Authority, SFMR
(Merlots Program) 3.07% (Insured: FNMA and GNMA
and Liquidity Facility; Wachovia Bank)	1,160,000	[a,b]	1,160,000
Indiana Housing and Community Development
Authority, SFMR 3.01%, 4/6/2006
(Liquidity Facility; DEPFA Bank)	10,000,000		10,000,000
Iowa—1.8%
Iowa Finance Authority:
SFHR 3.08% (Liquidity Facility; Wells Fargo Bank)	10,135,000	[a]	10,135,000
Wellness Facility Revenue (Community YMCA
Marshalltown Project) 3.10% (LOC; Bank of America)	11,610,000	[a]	11,610,000
Louisa County, PCR, Refunding
(Midwest Power Systems Inc. Project) 3.05%	7,000,000	[a]	7,000,000
Kansas—.8%
Kansas Development Finance Authority, MFHR:
(Delaware Highlands) 3.14% (LOC; FHLB)	2,500,000	[a]	2,500,000
Refunding (Chesapeake Apartments Project)
3.07% (LOC; FHLB)	5,000,000	[a]	5,000,000
Mission, MFHR, Refunding (The Falls Apartments
Project) 3.14% (Insured; FNMA)	6,000,000	[a]	6,000,000
Kentucky—5.5%
Bardstown, Industrial Building Revenue
(Linpac Materials Handling)
3.12% (LOC; Bank One)	4,650,000	[a]	4,650,000
Fort Mitchell, Kentucky League of Cities
Funding Trust, LR (Trust Lease Program)
3.06% (LOC; U.S. Bank NA)	9,200,000	[a]	9,200,000
Kenton County Airport Board, Special Facilities
Revenue (Airis Cincinnati LLC)
3.13% (LOC; Deutsche Bank)	34,200,000	[a]	34,200,000
Kentucky Economic Development Finance Authority:
Health Facilities Revenue (Kentucky Easter Seal
Society Project) 3.25% (LOC; Bank One)	2,200,000	[a]	2,200,000
Industrial Building Revenue (Republic Services Inc.
Project) 3.15% (LOC; Bank One)	6,100,000	[a]	6,100,000
Lexington-Fayette Urban County Government, IDR
(YMCA Central Kentucky Inc. Project)
3.03% (LOC; Bank One)	1,700,000	[a]	1,700,000

12

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Kentucky (continued)
Warren County, HR
(Bowling Green-Warren County Community
Hospital Corp. Project) 3.07%
(LOC; Branch Banking and Trust Co.)	29,450,000	[a]	29,450,000
Louisiana—3.9%
Calcasieu Parish Incorporation IDB,
Environmental Revenue (Citgo Petroleum Corp.)
3.08% (LOC; Natexis Banques Populares)	21,100,000	[a]	21,100,000
Jefferson Parish Home Mortgage Authority, SFMR:
3.14% (Insured: FNMA and GNMA and Liquidity
Facility; Lehman Liquidity LLC)	3,820,000	[a,b]	3,820,000
3.14% (Insured; FNMA and GNMA and Liquidity
Facility; Lehman Liquidity LLC)	3,255,000	[a,b]	3,255,000
Louisiana Local Government Environmental Facilities
and Community Development Authority, College and
University Revenue (Northwestern State University
Student Housing) 3.12% (LOC; Regions Bank)	2,750,000	[a]	2,750,000
Louisiana Public Facilities Authority:
College and University Revenue
(Tiger Athletic Foundation Project):
3.09% (LOC; Hibernia Bank)	14,735,000	[a]	14,735,000
3.53% (LOC; Hibernia Bank)	6,075,000	[a]	6,075,000
Revenue
(Blood Center Properties Inc. Project)
3.25% (LOC; Bank One)	1,700,000	[a]	1,700,000
New Orleans, Sewage Service, BAN
2.93%, 7/26/2006	9,000,000		9,002,746
Maryland—1.0%
Frederick County, Revenue
(Homewood Inc. Facility) 3.14% (LOC; M&T Bank)	9,700,000	[a]	9,700,000
Maryland Economic Development Corporation,
Revenue (CWI Limited Partnership Facility)
3.29% (LOC; M&T Bank)	3,400,000	[a]	3,400,000
Maryland Industrial Development Financing Authority,
Revenue (Mercy High School Facility)
3.14% (LOC; M&T Bank)	3,665,000	[a]	3,665,000
Massachusetts—2.8%
Koch Certificates of Trust, Revenue
3.14% (Insured; AMBAC and Liquidity
Facility; State Street Bank and Trust Co.)	844,863	[a,b]	844,863

The Fund 13

STATEMENT OF INVESTMENTS (continued)
	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Massachusetts (continued)
Massachusetts, GO Notes, Refunding 4.92%, 12/1/2005	19,000,000		19,000,000
Massachusetts Development Finance Agency:
College and University Revenue (Wentworth Institute of
Technology) 3.12% (Insured; Radian Bank
and Liquidity Facility; Bank of America)	11,300,000	[a]	11,300,000
Revenue (Edgewood Retirement)
3.14% (LOC; Bank of America)	6,000,000	[a]	6,000,000
Milton, GO Notes, BAN 3.20%, 1/20/2006	7,000,000		7,004,735
Michigan—1.7%
Garden City Hospital Finance Authority, HR
(Garden City Hospital Obligation)
3.08% (LOC; National City Bank)	400,000	[a]	400,000
Jackson County Economic Development Corporation,
College and University Revenue
(Spring Arbor College Project)
3.11% (LOC; Comerica Bank)	400,000	[a]	400,000
Michigan Hospital Finance Authority, Revenues
(Healthcare Equipment Loan Program)
3.02% (LOC; ABN-AMRO)	12,400,000	[a]	12,400,000
Michigan Housing Development Authority, LOR
(Laurel Valley) 3.12% (LOC; Bank One)	1,100,000	[a]	1,100,000
Michigan Municipal Bond Authority, Revenue
3.95%, 8/18/2006 (LOC; JPMorgan Chase Bank)	8,000,000		8,059,771
Michigan Strategic Fund, LOR:
(D&R Paint Co. Project)
3.13% (LOC; Fifth Third Bank)	3,615,000	[a]	3,615,000
(Hope Network Project)
3.22% (LOC; National City Bank)	505,000	[a]	505,000
Minnesota—.7%
Roaring Fork Municipal Products LLC, Revenue
3.19% (Liquidity Facility; The Bank of New York)	7,985,000	[a,b]	7,985,000
Saint Paul Housing and Redevelopment Authority, MFHR
Refunding (Hampden Square Apartments)
3.19% (LOC; FNMA)	2,840,000	[a]	2,840,000
Mississippi—2.0%
Medical Center Educational Building Corporation, Revenue
(Pediatric and Research Facilities Project) 3.05%
(Insured; AMBAC and Liquidity Facility; Bank One)	6,700,000	[a]	6,700,000
Mississippi, GO Notes 4%, 4/1/2006	7,000,000		7,023,975

14

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Mississippi (continued)
Mississippi Business Finance Corporation, IDR
(Bruce Furniture Industries Project)
3.15% (LOC; Wachovia Bank)	3,500,000	[a]	3,500,000
Mississippi Development Bank, Special Obligation Revenue
(MSLoan Program-DeSoto County Convention Center
Project) 3.07% (Insured; AMBAC
and Liquidity Facility; Dexia Credit Locale)	14,660,000	[a]	14,660,000
Missouri—.3%
Kansas City Industrial Development Authority, Revenue
(Alphapointe Association for the Blind)
3.13% (LOC; U.S. Bank NA)	5,295,000	[a]	5,295,000
Montana—.1%
Montana Facility Finance Authority, Revenue
(Mission Ridge Project) 3.07% (LOC; ABN-AMRO)	2,400,000	[a]	2,400,000
Nevada—1.5%
Clark County, IDR (Southwest Gas Corp. Project)
3.05% (LOC; Bank of America)	6,000,000	[a]	6,000,000
Nevada Housing Division, Multiple-Unit Housing Revenue
(Silverado Ranch) 3.08% (Insured; FNMA)	6,710,000	[a]	6,710,000
Washoe County, Gas Facilities Revenue
3.14% (Insured; MBIA and Liquidity
Facility; Lehman Liquidity LLC)	11,975,000	[a,b]	11,975,000
New Hampshire—.5%
New Hampshire Business Finance Authority,
Revenue (Valley Regional Hospital)
2.93% (LOC; Bank of New York)	6,800,000	[a]	6,800,000
New Hampshire Housing Finance Authority, SFHR
(Merlots Program) 3.07% (Liquidity
Facility; Wachovia Bank)	635,000	[a,b]	635,000
New Jersey—.3%
Middlesex County, GO Notes, BAN
3.19%, 1/9/2006	5,000,000		5,002,625
New Mexico—1.2%
New Mexico Housing Authority, Region III, MFHR
(Cottonwood Apartments Project) 2.70%, 12/30/2005	9,000,000		9,000,000
New Mexico Income Housing Authority Region III, LR
(Lease Purchase Program) 3.08%
(Liquidity Facility; Societe Generale)	10,000,000	[a]	10,000,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)
	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

New York—4.3%
Metropolitan Transportation Authority:
CP 3.10%, 12/6/2005 (LOC; ABN-AMRO)	35,000,000		35,000,000
Dedicated Tax Fund
3.05% (Insured; AMBAC and
Liquidity Facility; Wachovia Bank)	10,400,000	[a]	10,400,000
Nassau County Tobacco Settlement Corporation,
Tobacco Settlement Revenue
3.12% (Liquidity Facility; Merrill Lynch)	6,930,000	[a,b]	6,930,000
New York City Municipal Water Finance Authority,
Water and Sewer Revenue, CP, 2.74%, 12/15/2005
(Liquidity Facility: Dexia Credit Locale and
JPMorgan Chase Bank)	10,000,000		10,000,000
New York State Urban Development Corporation,
Correctional and Youth Facilities Service Revenue
3.09% (Liquidity Facility; Merrill Lynch)	7,375,000	[a,b]	7,375,000
North Carolina—1.4%
Cleveland County Industrial Facilities and Pollution Control
Financing Authority, Industrial Revenue
(Curtiss-Wright Flight System)
3.10% (LOC; Bank of America)	8,400,000	[a]	8,400,000
North Carolina Education Assistance Authority,
Student Loan Revenue
3.11% (Insured; AMBAC and Liquidity
Facility: Branch Banking and Trust Co.)	10,000,000	[a]	10,000,000
Robeson County Industrial Facilities and Pollution Control
Financing Authority, Industrial Revenue (CB System
LLC Project) 3.15% (LOC; Wachovia Bank)	4,000,000	[a]	4,000,000
Ohio—3.1%
Athens County Port Authority, Housing Revenue
(Housing for Ohio Inc. Project)
3.09% (LOC; Wachovia Bank)	2,000,000	[a]	2,000,000
Cleveland-Cuyahoga County Port Authority, Educational
Facility Revenue (Laurel School Project)
3.11% (LOC; Key Bank)	3,645,000	[a]	3,645,000
Cuyahoga Community College District,
Revenue 3.06% (Insured; AMBAC and
Liquidity Facility; Key Bank)	4,900,000	[a]	4,900,000
Grove City, Multi-Family Housing and Mortgage Revenue
(Regency Arms Apartments) 3.10% (LOC; FNMA)	2,470,000	[a]	2,470,000

16

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Ohio (continued)
Hamilton County:
EDR (Taft Museum Project)
3.06% (LOC; Fifth Third Bank)	5,535,000	[a]	5,535,000
Hospital Facilities Revenue
3.13% (Insured; FSA and Liquidity
Facility; Svenska Handelsbank)	10,000,000	[a,b]	10,000,000
Lima, HR (Lima Memorial Hospital Project)
3.25% (LOC; Bank One)	2,455,000	[a]	2,455,000
Ohio Higher Educational Facility Commission, LR
(Higher Educational Facility Pooled Program):
3.15% (LOC; Fifth Third Bank)	2,000,000	[a]	2,000,000
3.15% (LOC; Fifth Third Bank)	600,000	[a]	600,000
Stark County Port Authority, Revenue
(Community Action Agency Project)
3.25% (LOC; Bank One)	1,210,000	[a]	1,210,000
University of Toledo, General Receipts Bonds
College and University Revenue
3.03% (Insured; FGIC and
Liquidity Facility; U.S. Bank NA)	14,900,000	[a]	14,900,000
Oklahoma—2.0%
Muskogee Medical Center Authority, Revenue
3.10% (LOC; Bank of America)	4,850,000	[a]	4,850,000
Oklahoma Student Loan Authority, Student Loan
Revenue (Student Loan Bonds and Notes) 3.03%
(Insured; MBIA and Liquidity Facility; DEPFA Bank)	10,000,000	[a]	10,000,000
Payne County Economic Development Authority, Student
Housing Revenue (Osuf Phase 3 Student Project)
3.07% (Insured; AMBAC and Liquidity
Facility; Dexia Credit Locale)	8,500,000	[a]	8,500,000
Tulsa County Industrial Authority, Capital
Improvements Revenue 3.11%, 5/15/2006
(Liquidity Facility; Bank of America)	8,150,000		8,150,000
Oregon—1.1%
Portland Housing Authority, Revenue
(New Columbia-Cecelia Project)
3.10% (LOC; Bank of America)	5,250,000	[a]	5,250,000
Roaring Fork Municipal Products LLC, Revenue
3.19% (Insured; FGIC and Liquidity Facility; The
Bank of New York)	7,775,000	[a,b]	7,775,000

The Fund 17

STATEMENT OF INVESTMENTS (continued)
	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Oregon (continued)
Washington County Housing Authority, MFHR
(Cedar Mill Project) 3.18% (LOC; M&T Bank)	4,055,000	[a]	4,055,000
Pennsylvania—8.3%
Berks County Industrial Development Authority,
Revenue:
(EJB Paving and Materials)
3.20% (LOC; Wachovia Bank)	945,000	[a]	945,000
(Richard J. Caron Foundation Project)
3.10% (LOC; Wachovia Bank)	2,600,000	[a]	2,600,000
Bethlehem Area School District, GO Notes
3.07% (Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	20,000,000	[a]	20,000,000
Dauphin County General Authority, Revenue:
3.07% (Insured; FSA and Liquidity
Facility: Bank of Nova Scotia and KBC Bank)	15,925,000	[a]	15,925,000
(Education and Health Loan Program) 3.08% (Insured;
AMBAC and Liquidity Facility; JPMorgan Chase Bank)	4,635,000	[a]	4,635,000
(School District Pooled Financing Program II)
3.07% (Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	25,000,000	[a]	25,000,000
East Hempfield Township Industrial Development
Authority, IDR (Mennonite Home Project)
3.15% (LOC; M&T Bank)	12,120,000	[a]	12,120,000
Harrisburg Authority, Water Revenue, Refunding
3.08% (Insured; FGIC and Liquidity Facility; FGIC)	14,520,000	[a]	14,520,000
Lancaster County Hospital Authority, Senior Living
Facilities Revenue (Quarryville Presbyterian)
3.07% (LOC; M&T Bank)	12,400,000	[a]	12,400,000
Pennsylvania Housing Finance Agency, SFMR
3% (Liquidity Facility; DEPFA Bank)	5,000,000	[a]	5,000,000
Venango County Industrial Development Authority,
RRR, CP (Scrubgrass Project)
2.80%, 12/7/2005 (LOC; Dexia Credit Locale)	11,000,000		11,000,000
West Cornwall Township Municipal Authority, GO Notes,
Refunding (Bethlehem School District Project)
3.07% (Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	9,800,000	[a]	9,800,000
Rhode Island—.2%
Rhode Island Industrial Facilities Corporation, IDR
(Cooley Inc. Project) 3.07%
(LOC; Citizens Bank of Rhode Island)	2,750,000	[a]	2,750,000

18

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

South Carolina—.7%
Kershaw County School District, GO Notes, BAN
2.90%, 7/14/2006	4,500,000		4,501,114
South Carolina Jobs-Economic Development Authority,
EDR (Virtual Image Technology)
3.08% (LOC; Royal Bank of Canada)	4,500,000	[a]	4,500,000
South Carolina Public Service Authority, Revenue
3.08% (Insured; FGIC)	1,500,000	[a,b]	1,500,000
Tennessee—4.4%
Blount County Public Building Authority, Revenue
Local Government Public Improvement 3.05% (Insured;
AMBAC and Liquidity Facility; Regions Bank)	4,045,000	[a]	4,045,000
Johnson City Health and Educational Facilities Board, HR:
3.09% (Insured; MBIA and Liquidity
Facility; Lehman Liquidity LLC)	14,625,000	[a,b]	14,625,000
3.11% (Liquidity Facility; Merrill Lynch)	10,000,000	[a,b]	10,000,000
Memphis:
Electric System Revenue (Putters Program)
3.07% (Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	14,000,000	[a,b]	14,000,000
GO
3.08% (Insured; MBIA and Liquidity
Facility; Merrill Lynch)	22,990,000	[a,b]	22,990,000
Oak Ridge Industrial Development Board,
Industrial Revenue (Oak Ridge Universities)
3.06% (LOC; Allied Irish Bank)	4,655,000	[a]	4,655,000
Texas—5.2%
Crawford Education Facilities Corporation, Education
Revenue (Woodlands Academy Preparatory
School) 3.10% (LOC; U.S. Bank NA)	4,365,000	[a]	4,365,000
Gulf Coast Industrial Development Authority,
Environmental Facilities Revenue
(Citgo Petroleum Corporation Project)
3.06% (LOC; Royal Bank of Scotland)	3,450,000	[a]	3,450,000
Gulf Coast Waste Disposal Authority, Environmental
Facilities Revenue:
Industrial Revenue
(BP Amoco Chemical Company Project) 3.06%	4,000,000	[a]	4,000,000
RRR
(BP Products North America Inc.) 3.06%	3,250,000	[a]	3,250,000
Harris County Housing Finance Corporation, MFHR
(Wellington Park Apartments) 3.12% (Insured; FNMA)	5,500,000	[a]	5,500,000

The Fund 19

STATEMENT OF INVESTMENTS (continued)
	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Texas (continued)
Harris County Industrial Development Corporation,
SWDR (Deer Park Refining) 3.08%	10,200,000	[a]	10,200,000
Houston Industrial Development Corporation,
Industrial Revenue (Aero Houston Project)
3.15% (LOC; Bank One)	4,970,000	[a]	4,970,000
Lubbock, GO (Waterworks System Surplus)
3.18%, 2/15/2006 (Insured; FSA)	1,700,000		1,702,282
Revenue Bond Certificate Series Trust Various States
Housing Revenue:
(Greens) 3.48% (GIC; AIG Funding Inc.)	4,315,000	[a,b]	4,315,000
(Pebble Brooke) 3.48% (GIC; AIG Funding Inc.)	7,000,000	[a,b]	7,000,000
Texas:
GO, Refunding (College Student Loan)
2.80% (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	11,000,000	[a]	11,000,000
Revenue, TRAN 4.50%, 8/31/2006	10,000,000		10,105,324
Texas Department of Housing and Community
Affairs, MFHR (Saint Augustine Estate)
3.12% (LOC; JPMorgan Chase Bank)	7,650,000	[a]	7,650,000
Victory Street Public Facility Corporation, MFHR
(Uvalde Ranch Apartments)
3.15% (LOC; Bank of America)	6,650,000	[a]	6,650,000
Utah—.5%
Murray City, HR (IHC Health Services Inc.)
3% (Liquidity Facility; JPMorgan Chase Bank)	8,000,000	[a]	8,000,000
Vermont—.2%
Vermont Student Assistance Corporation,
Student Loan Revenue 2.75%
(LOC; State Street Bank and Trust Co.)	3,500,000	[a]	3,500,000
Virginia—1.5%
Ashland Industrial Development Authority, IDR
(Tru-Wood Cabinets Project)
3.14% (LOC; Regions Bank)	3,835,000	[a]	3,835,000
Charles City County Economic Development Authority,
SWDR (Waste Management Inc. Project)
3.10% (LOC; JPMorgan Chase Bank)	4,500,000	[a]	4,500,000
Virginia Housing Development Authority, Commonwealth
Mortgage Revenue 2.98%, 4/4/2006	15,000,000		15,000,000
Washington—3.2%
Chelan County Public Utility District Number 001,
Consolidated Revenue (Merlots Program) 3.07%
(Insured; MBIA and Liquidity Facility; Wachovia Bank)	6,990,000	[a,b]	6,990,000
20

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Washington (continued)
Port of Seattle, Revenue
(Merlots Program) 3.07% (Insured; FGIC and
Liquidity Facility; Wachovia Bank)	5,490,000	[a,b]	5,490,000
Seattle Housing Authority, Revenue
(High Point Project Phase I)
3.11% (LOC; Bank of America)	4,300,000	[a]	4,300,000
Washington, GO Notes (Merlots Program)
3.02% (Insured: FGIC and MBIA and
Liquidity Facility; Wachovia Bank)	8,995,000	[a,b]	8,995,000
Washington Economic Development Finance Authority,
SWDR (Cedar Grove Composing Project)
3.10% (LOC; Wells Fargo Bank)	5,790,000	[a]	5,790,000
Washington State Housing Finance Commission,
MFHR:
(Avalon Ridge Apartments Projects)
3.05% (Collateralized; FNMA)	10,000,000	[a]	10,000,000
(Cambridge Apartments Project)
3.15% (LOC; U.S. Bank NA)	10,120,000	[a]	10,120,000
West Virginia—.2%
Pendleton County, IDR
(Greer Steel Project) 3.13% (LOC; PNC Bank)	800,000	[a]	800,000
Ritchie County, IDR
(Simonton Building Products Inc.)
3.18% (LOC; PNC Bank)	2,800,000	[a]	2,800,000
Wisconsin—.7%
Park Falls, IDR (Weather Shield Project)
3.26% (LOC; Bank One)	5,300,000	[a]	5,300,000
West Allis, Revenue (State Fair Park Exposition)
3.08% (LOC; U.S. Bank NA)	6,200,000	[a]	6,200,000
Wyoming—2.8%
Campbell County, IDR (Two Elk Power
Generation Station Project):
2.37%, 12/1/2005 (GIC; Royal Bank of Canada)	27,300,000		27,300,000
2.84%, 12/1/2005 (LOC; Citibank)	18,000,000		18,000,000

Total Investments (cost $1,615,473,031)	100.6%		1,615,473,031
Liabilities, Less Cash and Receivables	(.6%)		(10,338,611)
Net Assets	100.0%		1,605,134,420

The Fund 21

STATEMENT OF INVESTMENTS (continued)
Summary of Abbreviations

ACA	American Capital Access	GIC	Guaranteed Investment Contract
AGC	ACE Guaranty Corporation	GNMA	Government National Mortgage
AGIC	Asset Guaranty Insurance Company		Association
AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	HR	Hospital Revenue
ARRN	Adjustable Rate Receipt Notes	IDB	Industrial Development Board
BAN	Bond Anticipation Notes	IDC	Industrial Development Corporation
BIGI	Bond Investors Guaranty Insurance	IDR	Industrial Development Revenue
BPA	Bond Purchase Agreement	LOC	Letter of Credit
CGIC	Capital Guaranty Insurance	LOR	Limited Obligation Revenue
	Company	LR	Lease Revenue
CIC	Continental Insurance Company	MBIA	Municipal Bond Investors Assurance
CIFG	CDC Ixis Financial Guaranty		Insurance Corporation
CMAC	Capital Market Assurance	MFHR	Multi-Family Housing Revenue
	Corporation	MFMR	Multi-Family Mortgage Revenue
COP	Certificate of Participation	PCR	Pollution Control Revenue
CP	Commercial Paper	RAC	Revenue Anticipation Certificates
EDR	Economic Development Revenue	RAN	Revenue Anticipation Notes
EIR	Environmental Improvement	RAW	Revenue Anticipation Warrants
	Revenue	RRR	Resources Recovery Revenue
FGIC	Financial Guaranty Insurance	SAAN	State Aid Anticipation Notes
	Company	SBPA	Standby Bond Purchase Agreement
FHA	Federal Housing Administration	SFHR	Single Family Housing Revenue
FHLB	Federal Home Loan Bank	SFMR	Single Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage	SONYMA	State of New York Mortgage Agency
	Corporation	SWDR	Solid Waste Disposal Revenue
FNMA	Federal National Mortgage	TAN	Tax Anticipation Notes
	Association	TAW	Tax Anticipation Warrants
FSA	Financial Security Assurance	TRAN	Tax and Revenue Anticipation Notes
GAN	Grant Anticipation Notes	XLCA	XL Capital Assurance

22

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+, F1	VMIG1, MIG1, P1	SP1+, SP1, A1+, A1	86.5
AAA, AA, A [c]	Aaa, Aa, A [c]	AAA, AA, A [c]	7.5
Not Rated [d]	Not Rated [d]	Not Rated [d]	6.0
			100.0

†	Based on total investments.
[a]	Securities payable on demand.Variable interest rate—subject to periodic change.
[b]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities, may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these
	securities amounted to $254,928,239 or 15.9% of net assets.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2005

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		1,615,473,031	1,615,473,031
Cash			3,424,284
Interest receivable			8,152,059
Prepaid expenses			151,484
			1,627,200,858

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)			1,226,546
Payable for investment securities purchased			20,000,000
Payable for shares of Common Stock redeemed			660,310
Accrued expenses			179,582
			22,066,438

Net Assets ($)			1,605,134,420

Composition of Net Assets ($):
Paid-in capital			1,605,112,710
Accumulated undistributed investment income—net			3,302
Accumulated net realized gain (loss) on investments			18,408

Net Assets ($)			1,605,134,420

Net Asset Value Per Share
	Class A	Class B	E*TRADE Class

Net Assets ($)	136,209,347	667,756,652	801,168,421
Shares Outstanding	136,490,829	667,745,262	801,160,681

Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.
24

STATEMENT OF OPERATIONS Year Ended November 30, 2005
Investment Income ($):
Interest Income	32,782,155
Expenses:
Management fee—Note 2(a)	6,665,439
Shareholder servicing costs—Note 2(c)	3,642,597
Distribution and prospectus fees—Note 2(b)	2,413,067
Registration fees	283,285
Professional fees	92,367
Custodian fees	90,665
Shareholders’ reports	42,539
Directors’ fees and expenses—Note 2(d)	34,627
Miscellaneous	39,374
Total Expenses	13,303,960
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(628,118)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(64,318)
Net Expenses	12,611,524
Investment Income—Net	20,170,631

Realized Gain (Loss) on Investments—Note 1(b) ($)	18,408
Net Increase in Net Assets Resulting from Operations	20,189,039

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,

	2005	2004

Operations ($):
Investment income—net	20,170,631	2,863,306
Net realized gain (loss) on investments	18,408	5,505
Net Increase (Decrease) in Net Assets
Resulting from Operations	20,189,039	2,868,811

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,879,067)	(1,484,470)
Class B shares	(8,925,587)	(1,378,388)
Class X shares	(942)	(448)
E*TRADE Class	(8,365,035)	—
Total Dividends	(20,170,631)	(2,863,306)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	858,826,952	1,115,202,234
Class B shares	2,231,706,232	1,657,836,878
E*TRADE Class	1,102,729,928	—
Dividends reinvested:
Class A shares	2,762,600	1,337,066
Class B shares	8,889,022	1,376,423
Class X shares	822	448
E*TRADE Class	8,365,007	—
Cost of shares redeemed:
Class A shares	(934,558,982)	(1,146,568,068)
Class B shares	(2,116,924,903)	(1,699,977,633)
Class X shares	(210,570)	—
E*TRADE Class	(309,934,254)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	851,651,854	(70,792,652)
Total Increase (Decrease) in Net Assets	851,670,262	(70,787,147)

Net Assets ($):
Beginning of Period	753,464,158	824,251,305
End of Period	1,605,134,420	753,464,158
Undistributed investment income—net	3,302	—

See notes to financial statements.
26

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended November 30,

Class A Shares	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.017	.006	.006	.010	.026
Distributions:
Dividends from investment income—net	(.017)	(.006)	(.006)	(.010)	(.026)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.76	.64	.58	1.02	2.59

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	.60	.58	.57	.57
Ratio of net expenses
to average net assets	.61	.60	.58	.57	.57
Ratio of net investment income
to average net assets	1.70	.63	.59	1.02	2.50

Net Assets, end of period ($ X 1,000)	136,209	209,176	239,203	309,159	285,966

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)
		Year Ended November 30,

Class B Shares	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.014	.002	.002	.006	.021
Distributions:
Dividends from investment income—net	(.014)	(.002)	(.002)	(.006)	(.021)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.38	.25	.20	.59	2.16

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05	1.05	1.04	1.04	1.04
Ratio of net expenses
to average net assets	.99	.99	.96	1.00	.98
Ratio of net investment income
to average net assets	1.39	.24	.20	.59	2.12

Net Assets, end of period ($ X 1,000)	667,757	544,079	584,839	561,088	447,614

See notes to financial statements.
28

Year Ended
E*TRADE Class Shares	November 30, 2005 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Investment income—net	.011
Distributions:
Dividends from investment income—net	(.011)
Net asset value, end of period	1.00

Total Return (%)	1.60[b]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.06[b]
Ratio of net expenses to average net assets	1.00[b]
Ratio of net investment income
to average net assets	1.60[b]

Net Assets, end of period ($ X 1,000)	801,168

[a]	From March 22, 2005 (commencement of initial offering) to November 30, 2005.
[b]	Annualized.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is a separate diversified series of General Municipal Money Market Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering one series, which is the fund. The fund’s investment objective is to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” ) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On May 11, 2005, the Board of Directors approved the termination of Class X shares of the fund, effective May 13, 2005.

On January 26, 2005, the Board of Directors approved the addition of E*TRADE Class shares, which commenced initial offering on March 22, 2005.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 20.5 billion shares of $.001 par value Common Stock.The fund is currently authorized to issue three classes of shares: Class A (15 billion shares authorized), Class B (1.5 billion shares authorized) and E*TRADE Class shares (4 billion shares authorized). Class A shares, Class B shares and E*TRADE Class shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B and E*TRADE Class shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and E*TRADE Class shares are subject to a Shareholder Services Plan. In addition, Class B and E*TRADE Class shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average

30

daily net assets of Class B and E*TRADE Class shares, respectively. During the period ended November 30, 2005, sub-accounting service fees amounted to $320,386 for Class B and $261,394 for E*TRADE Class shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

During the period prior to their termination, Class X shares were subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and a Shareholder Services Plan.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

During the period ended November 30, 2005, cash and securities with a total value of $741,081,399 were received as a subscription-in-kind for E*TRADE Class shares of the fund.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At November 30, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2005 and November 30, 2004, were all tax exempt income.

32

During the period ended November 30, 2005, as a result of permanent book to tax differences, the fund decreased accumulated net realized gain (loss) on investments by $3,302 and increased accumulated undistributed investment income–net by the same amount. Net assets were not affected by this reclassification.

At November 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the average value of the fund’s net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended November 30, 2005, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B and E*TRADE Class shares (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B and E*TRADE Class shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B and E*TRADE Class shares. In addition, Class B and E*TRADE Class shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B and E*TRADE Class shares. During the period ended November 30, 2005, Class B and E*TRADE Class shares were

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

charged $1,322,270 and $1,090,562, respectively, pursuant to the Distribution Plan.

Under the Distribution Plan with respect to Class X (“Class X Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act, Class X shares paid the Distributor for distributing Class X shares at an annual rate of .25% of the value of the average daily net assets of Class X. During the period ended November 30, 2005, Class X shares were charged $235 pursuant to the Class X Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2005, Class A shares were charged $73,122 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B, Class X and E*TRADE Class (“Shareholder Services Plan”) Class B and E*TRADE Class shares pay and Class X paid the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B, Class X and E*TRADE Class shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B, Class X and E*TRADE Class shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of their services.The Distributor determines the amounts to be paid to Service Agents.

34

The Manager had undertaken from December 1, 2004 through November 30, 2005 for Class B and Class X shares and from March 22, 2005 through November 30,2005 for E*TRADE Class shares,to reduce the expenses of Class B,Class X and E*TRADE Class shares of the fund, if the aggregate expenses of Class B, Class X and E*TRADE Class shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1%, 1.05% or 1%, of the value of the average daily net assets of each such class, respectively. Such expense limitations are voluntary, temporary and may be revised or terminated at anytime. During the period ended November 30, 2005, Class B, Class X and E*TRADE Class shares were charged $1,601,930, $235 and $1,306,969, respectively, of which $317,330, $32 and $310,756, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2005, the fund was charged $43,159 pursuant to the transfer agency agreement.

During the period ended November 30, 2005, the fund was charged $3,453 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $658,334, Rule 12b-1 distribution plan fees $240,195, shareholder services plan fees $361,293, chief compliance officer fees $1,548 and transfer agency per account fees $6,761, which are offset against an expense reimbursement currently in effect in the amount of $41,585.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 35

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
General Municipal Money Market Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Municipal Money Market Fund (one of the funds comprising General Municipal Money Market Funds, Inc.) as of November 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Municipal Money Market Fund at November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York January 9, 2006
36

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 2005 as “exempt-interest dividends” (not generally subject to regular federal income tax).

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Directors of the fund held on August 2 and

3, 2005, the Board considered the re-approval for an annual period of the fund’s Management Agreement,pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares are sold primarily through institutional channels and often serve as a “sweep vehicle” for use by third party broker-dealers for their customers. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of these distribution channels, including that of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

38

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio and placed significant emphasis on comparisons to a group of comparable funds and to iMoneyNet averages (with respect to performance) and Lipper category averages (with respect to expense ratios), as applicable.The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in iMoneyNet and identified by the Manager as being offered primarily as “sweep vehicles” for use by third party broker-dealers for their customers. The Board members discussed the results of the comparisons for various periods ended June 30, 2005, and noted that the fund’s performance was better than the comparison group averages for the 1-,3-,5- and 10-year periods.The Board noted that the fund’s performance was lower than the iMoneyNet category averages for the 1-,3-,5- and 10-year periods,but that the fund’s performance progressively improved compared to the iMoneyNet category averages during each of those periods.The Board members discussed with representatives of the Manager the reasons for the fund’s underperformance compared to the iMoneyNet category averages for the applicable periods. It was noted that many of the funds included in the iMoneyNet category, unlike the fund, were designed exclusively for institutional investors and require high minimum investments; these funds typically have lower fixed costs which have a greater impact on money market performance during periods of low interest rates.The Board also received a presentation from the fund’s primary portfolio manager during which she discussed the fund’s investment strategy and the factors that affected the fund’s perfor-mance.The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios for the funds in the comparison group.The Board noted that the fund’s management fee was higher than the comparison group average. The Board members also noted that the fund’s total expense ratio was lower than the comparison group and Lipper category averages.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by the other mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Funds”). It was noted that the Similar Funds were mutual funds included in the same iMoneyNet category as the fund or in the “Tax-Free Stock Broker & General Purpose Funds” category of iMoneyNet.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s advisory fees.The Board members acknowledged that the difference in fee paid by the Similar Funds seemed to be consistent with the services provided.The Manager’s representatives noted that there were no institutional or wrap fee separate accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reason-able.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies

40

of scale for the benefit of fund shareholders.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager and its affiliates acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each of the Directors expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was generally satisfied with the fund’s overall performance, and the Manager’s efforts to improve performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of comparative performance and expense

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were to be deter- mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

42

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor- related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 193

———————

Clifford L. Alexander, Jr. (72)
Board Member (1982)

Principal Occupation During Past 5 Years:
  President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
  Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 66
Peggy C. Davis (62)
Board Member (1990)

Principal Occupation During Past 5 Years:
  Shad Professor of Law, New York University School of Law (1983-present)
  Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 26

The Fund 43

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Ernest Kafka (72)
Board Member (1982)

Principal Occupation During Past 5 Years:
  Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
  Instructor,The New York Psychoanalytic Institute (1981-present)
  Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)

No. of Portfolios for which Board Member Serves: 26

———————

Nathan Leventhal (62)
Board Member (1989)

Principal Occupation During Past 5 Years:
  A management consultant for various non-profit organizations (May 2004-present)
  Chairman of the Avery-Fisher Artist Program (November 1997-present)
  President of Lincoln Center for the Performing Arts, Inc. (March 1984-December 2000)
Other Board Memberships and Affiliations:
• Movado Group, Inc., Director

No. of Portfolios for which Board Member Serves: 26

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Saul B. Klaman, Emeritus Board Member

44

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 45

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

46

NOTES

For	More	Information

General Municipal
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $32,655 in 2004 and $35,398 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $-0- in 2004 and $-0- in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $178,500 in 2004 and $-0- in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,674 in 2004 and $3,208 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or

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administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $-0- in 2004 and $-0- in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $102 in 2004 and $97 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $-0- in 2004 and $-0- in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $653,655 in 2004 and $917,339 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

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The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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